Fair Values of Assets and Liabilities Fair Value, Transfers Between Fair Value Levels (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		$ 0	$ 0	$ 0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		54	14	0
Fair Value Level, Transfer Out, Amount		(47)	(8)	(19)
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		507	697	584
Fair Value Level, Transfer Out, Amount		(274)	(214)	(869)
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		220	200	869
Fair Value Level, Transfer Out, Amount		(460)	(689)	(565)
Trading assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Trading assets [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		55	15	0
Fair Value Level, Transfer Out, Amount		(48)	(9)	(11)
Trading assets [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		61	103	70
Fair Value Level, Transfer Out, Amount		(56)	(28)	(31)
Trading assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		1	13	31
Fair Value Level, Transfer Out, Amount		(13)	(94)	(59)
Available-for-sale securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Available-for-sale securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	(8)
Available-for-sale securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		481	76	370
Fair Value Level, Transfer Out, Amount		(80)	(8)	(148)
Available-for-sale securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		80	8	148
Fair Value Level, Transfer Out, Amount		(481)	(76)	(362)
Fair Value Level, Transfer Out, Amount Except For	$ (640)
Mortgages held for sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Mortgages held for sale [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		17	471	229
Fair Value Level, Transfer Out, Amount		(98)	(194)	(440)
Mortgages held for sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		98	194	440
Fair Value Level, Transfer Out, Amount		(17)	(471)	(229)
Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Loans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Loans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	49
Fair Value Level, Transfer Out, Amount		0	0	270
Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	270
Fair Value Level, Transfer Out, Amount		0	0	49
Net derivative assets and liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		0	0	0
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(51)	48	(134)
Fair Value Level, Transfer Out, Amount		(41)	15	20
Net derivative assets and liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		41	(15)	(20)
Fair Value Level, Transfer Out, Amount		51	(48)	134
Short sale liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer Amount, Total		0	0	0
Short sale liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(1)	(1)	0
Fair Value Level, Transfer Out, Amount		1	1	0
Short sale liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		(1)	(1)	0
Fair Value Level, Transfer Out, Amount		1	1	0
Short sale liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis Transfers Between Fair Value Levels [Line Items]
Fair Value Level, Transfer In, Amount		0	0	0
Fair Value Level, Transfer Out, Amount		$ 0	$ 0	$ 0